Organization (Details) - Schedule of wholly owned consolidated balance sheet of VIEs and the subsidiaries - VIE [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents		$ 1,528
Restricted cash		768
Accounts receivable		1,614
Receivable from MVNO franchisees		374
Inventories		210
Prepaid expenses and other current assets		1,503
Current assets held for sale		5,997
Property and equipment, net		719
Intangible assets, net		7,786
Goodwill		689
Other non-current assets		1,111
Non-current assets held for sale		10,305
Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets		16,302
Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable		6,317
Accrued expenses and other payables		9,715
Amounts due to continuing operations		933
Advances from customers		4,018
Current liabilities held for sale		20,983
Deferred tax liabilities		1,750
Non-current liabilities held for sale		1,750
Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets		$ 22,733